CASH FLOW ITEMS	12 Months Ended
Dec. 31, 2018
Cash Flow Statement [Abstract]
CASH FLOW ITEMS
CASH FLOW ITEMS
(a)    Adjustments for other non-cash items within operating activities

		Years ended December 31,
	Notes	2018	2017
Share-based compensation	27	$8.4	$5.9
Effects of exchange rate fluctuation on restricted cash		0.3	(1.6)
Amortization of gains related to flow-through common shares	32	—	(3.6)
Changes in estimates of environmental indemnities at closed sites	30	7.3	7.5
Other		2.7	1.4
		$18.7	$9.6

(b)	Movements in non-cash working capital items and non-current ore stockpiles

	Years ended December 31,
	2018	2017
Receivables and other current assets	$(11.9)	$(1.8)
Inventories and non-current ore stockpiles	(87.8)	(21.3)
Accounts payable and accrued liabilities	2.4	24.4
	$(97.3)	$1.3

(c)	Other investing activities

		Years ended December 31,
	Notes	2018	2017
Disposal (acquisition) of investments		$(8.0)	$9.0
Advances to related parties	37	(1.2)	(5.9)
Repayments from related parties	37	12.6	1.0
Prepayment for other assets		(2.9)	—
Other		—	0.3
		$0.5	$4.4

(d) Reconciliation of long-term debt arising from financing activities

	Notes	2018	2017
Balance, beginning of the year		$391.6	$485.1
Net proceeds from issuance of 7% Senior Notes	20(a)	—	393.6
Non-cash changes:
Amortization of deferred financing charges		0.8	0.9
Change in fair value of embedded derivative	21(d)	6.1	(2.6)
Loss on redemption of 6.75% Senior Notes	20(a)	—	20.2
Repayment of 6.75% Senior Notes	20(a)	—	(505.6)
Balance, end of the year		$398.5	$391.6